CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss) for the year	$ (42,241)	$ 334
Items not involving cash:
Amortization and depletion	31,001	40,751
Change in reclamation and remediation provisions	391	41
Loss on derivative instruments	572	27,980
Unrealized foreign exchange loss	1,481	13,300
Income tax expense (recovery)	39	3,791
Share-based compensation	1,738	2,462
Other items (note 27(a))	4,626	6,264
Interest received	248	346
Interest paid	(1,777)	(3,944)
Settlement of derivative instruments	(3,546)	(21,552)
Income taxes paid	(234)	(728)
Cash flows from (used in) operations before changes in working capital	(7,702)	69,045
Changes in non-cash working capital:
Trade and other receivables	2,560	(1,335)
Reclamation and remediation provisions		(902)
Inventories	6,912	(5,063)
Other current assets	(523)	(2,468)
Trade payables and accrued liabilities	(1,933)	9,612
Net cash provided by (used in) operating activities	(686)	68,889
Cash flows from investing activities:
Cash restricted for Coricancha environmental bond	(1,418)	(21)
Cash received on sale of Cangold, net of cash held by Cangold at disposition	(328)
Additions to mineral properties, plant and equipment	(43,977)	(41,948)
Net cash provided by (used in) investing activities	(45,723)	(41,969)
Cash flows from financing activities:
Proceeds from issuance of common shares (note 15(f))	23,077	16,100
Share issuance costs	(1,669)	(1,395)
Payment of lease liabilities	(6,079)	(5,774)
Proceeds from borrowings	55,320	36,013
Repayment of borrowings	(39,838)	(44,836)
Proceeds from exercise of share options	377	720
Net cash provided by (used in) financing activities	31,188	828
Effect of foreign currency translation on cash and cash equivalents	(483)	(1,322)
Increase (decrease) in cash and cash equivalents	(15,704)	26,426
Cash and cash equivalents, beginning of year	63,396	36,970
Cash and cash equivalents, end of year	$ 47,692	$ 63,396